Income Tax Expense - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deferred Tax Assets And Liabilities [line Items]
Cumulative tax losses	$ 221,070,595	$ 206,764,587